STOCK-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified		0 Months Ended			6 Months Ended
	Jul. 02, 2013 Plan	Jul. 02, 2013 Plan Stock options item	Jun. 26, 2013 Plan Restricted stock item	Jul. 02, 2013 Board Compensation Policy RSUs	Aug. 04, 2013 Board Compensation Policy RSUs	Jul. 02, 2013 Board Compensation Policy RSUs Maximum	Jul. 02, 2013 Stock Incentive Plan
Stock-based compensation plan
Number of shares registered for issuance pursuant to awards	12,500,000						14,818,000
Number of options granted (in shares)		929,900
Exercise price of options granted (in dollars per share)		$ 18.00
Vesting on number of anniversaries of the grant date		3
Estimated fair value of options at grant date (in dollars per share)		$ 10.25
Stock-based compensation expected to be recorded over the options' vesting period		$ 9
Number of shares granted			331,431	41,031
Number of annual installments in which shares of restricted stock vest			5
Stock-based compensation expected to be recorded over the vesting period			$ 6			$ 1
Period from vesting date for settlement of vested RSU					30 days